Reverse takeover transaction with NCAC (Details) - $ / shares	10 Months Ended
	Jan. 31, 2024	Jan. 26, 2024
Reverse takeover transaction with NCAC
Opening trading price		$ 3.55
NCAC
Reverse takeover transaction with NCAC
Opening trading price	$ 3.55	$ 3.55
Consideration shares issued to NCAC shareholders	8,390,659